Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

Note 8. Related Party Transactions

Investors in the January 2013 Notes offering included one member of Opexa’s Board of Directors who was issued a note with a principal amount of $100,000 (see Note 7).

The following table provides a summary of the changes in convertible debt—related parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$58,105
January 2013 Notes, face value	100,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(21,820)
Discount on fair value of Series J warrant liability at issuance	(30,149)
Repayment of January 23, 2013 Notes	(100,000)
Amortization of debt discount to interest expense through March 31, 2013	69,081

Balance at March 31, 2013	$75,217

For the quarter ended March 31, 2013, cash compensation totaling $25,000 earned by Director David E. Jorden for his service as Opexa’s Acting Chief Financial Officer is reported in general and administrative expense in the consolidated statements of expenses. Concurrent with the appointment of Karthik Radhakrishnan as Chief Financial Officer on March 29, 2013, Mr. Jorden resigned as the Company’s Acting Chief Financial Officer but will continue in his role as director on Opexa’s Board. As of March 31, 2013, cash compensation totaling $8,333 was due to Mr. Jorden and is included in accounts payable in the consolidated balance sheets.

Note 7. Related Party Transactions

Investors in the July 25, 2012 Note offering included two members of Opexa’s Board of Directors and entities affiliated with a third director. Opexa issued an aggregate of $630,000 in principal amount of Notes to the two directors and an entity for which a third director reports beneficial ownership of Opexa securities. In connection with the issuance of such Notes, Opexa also issued warrants to purchase an aggregate of 221,483 shares of common stock. The fair value of the warrants was $356,969. Opexa also determined the Notes contained a beneficial conversation feature with fair value of $230,969. Opexa recorded a total of $587,939 as debt discount associated with the Notes issued to the related parties and amortized $16,044 as interest expense in the consolidated statements of expenses for the year ended December 31, 2012.

On August 15, 2012, Opexa appointed director David E. Jorden as its Acting Chief Financial Officer. As a non-employee officer of Opexa, Mr. Jorden receives cash compensation of $100,000 per annum for his service. For the period of August 15, 2012 through December 31, 2012, cash compensation totaling $37,500 was earned by Mr. Jorden and is reported in general and administrative expense in the consolidated statements of expenses. As of December 31, 2012, cash compensation totaling $8,333 was due to Mr. Jorden and is included in accounts payable in the consolidated balance sheets.

The following table provides a summary of the changes in convertible debt – related parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	630,000
Discount on beneficial conversion feature of Notes at issuance	(230,970)
Discount on fair value of Series I warrant liability at issuance	(356,969)
Amortization of debt discount to interest expense through December 31, 2012	16,044

Balance at December 31, 2012	$58,105